Capital Stock	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Capital Stock

NOTE 6 - Capital Stock

Preferred Stock

At May 31, 2012, there were 1,000,000 shares of preferred stock (par value $0.10 per share) authorized, of which no shares were issued and outstanding. The Board has the authority to issue such stock in one or more series, to fix the number of shares and to fix and determine the relative rights and preferences of the shares of any such series so established to the full extent permitted by the laws of the State of Nevada and the Articles of Incorporation.

Reverse Stock Split

On March 16, 2011, pursuant to a February 7, 2011, written consent signed by the shareholders owning a majority of the Company’s issued and outstanding shares and a February 24, 2011, unanimous written consent of the Company’s Board, the Company underwent a one-for-three reverse stock split whereby holders of three shares of the Company’s common stock as of March 15, 2011, received one share of its common stock after the reverse stock split, with all fractional shares being rounded up to the nearest whole share.

All share and per share amounts have been retrospectively restated to reflect the one-for-three reverse stock split effected March 16, 2011. FINRA declared the reverse stock split effective as of March 21, 2011.

Common Stock

On February 12, 2008, the Company consummated the sale of an aggregate of 1,225,000 shares of its common stock and Class F Callable Warrants to purchase up to an additional 1,225,000 shares of the Company’s common stock for aggregate gross proceeds of $3,675,000 pursuant to the terms of a Securities Purchase Agreement dated February 8, 2008 with certain institutional and other accredited investors. The Class F Callable Warrants were exercisable for a period of three years from the date of issuance at an initial exercise price of $3.75 per share.

On September 1, 2009, the Company adopted guidance which is now part of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815-40, Contracts in Entity’s Own Equity. The Company determined that its Class F Callable Warrants contained a dilutive issuance provision. As a result, the Company reclassified 1,062,833 of its Class F Callable Warrants to long-term warrant liability. The Company’s Class F Callable Warrants were considered derivative financial liabilities and were therefore required to be adjusted to fair value each quarter. During the three months ended February 28, 2011, the warrants were adjusted to their fair value resulting in a $697,405 gain recorded as Other Income. During the year ended August 31, 2011, investors exercised 1,054,512 Class F Callable Warrants for aggregate gross proceeds of $3,954,375. On February 12, 2011, all unexercised Class F Callable Warrants expired resulting in the adjustment to their fair value to $0.

Note 7. Capital Stock

Preferred Stock

At August 31, 2011 there were 1,000,000 shares of preferred stock (par value $0.10 per share) authorized, of which no shares were issued and outstanding. The Board has the authority to issue such stock in one or more series, to fix the number of shares and to fix and determine the relative rights and preferences of the shares of any such series so established to the full extent permitted by the laws of the State of Nevada and the Articles of Incorporation.

Reverse Stock Split

On March 16, 2011, pursuant to a February 7, 2011, written consent signed by the shareholders owning a majority of the Company’s issued and outstanding shares and a February 24, 2011, unanimous written consent of the Company’s Board, the Company underwent a one-for-three reverse stock split whereby holders of three shares of the Company’s common stock as of March 15, 2011, received one share of its common stock after the reverse stock split, with all fractional shares being rounded up to the nearest whole share.

All share and per share amounts have been retrospectively restated to reflect the one-for-three reverse stock split effected March 16, 2011. FINRA declared the reverse stock split effective as of March 21, 2011.

Common Stock

On February 12, 2008, the Company consummated the sale of an aggregate of 1,225,000 shares of its common stock and Class F Callable Warrants to purchase up to an additional 1,225,000 shares of the Company’s common stock for aggregate gross proceeds of $3,675,000 pursuant to the terms of a Securities Purchase Agreement dated February 8, 2008 with certain institutional and other accredited investors. The Class F Callable Warrants were exercisable for a period of three years from the date of issuance at an initial exercise price of $3.75 per share. See “Note 8. Warrants” for further discussion.

The number of shares issuable upon exercise of the Class F Callable Warrants and the exercise price of the Class F Callable Warrants were adjustable in the event of stock splits, combinations and reclassifications, but not in the event of the issuance by the Company of additional securities, unless such issuance was at a price per share which is less than the then applicable exercise price of the Class F Callable Warrants (“Dilutive Issuance”), in which event then the exercise price shall be reduced and only reduced to equal the lower issuance price and the number of shares issuable upon exercise thereof shall be increased such that the aggregate exercise price payable thereunder, after taking into account the decrease in the exercise price, shall be equal to the aggregate exercise price prior to such adjustment. The potential adjustment to the Class F Callable Warrants exercise price and number of underlying shares of common stock resulted in a settlement amount that did not equal the difference between the fair value of a fixed number of the Company’s common stock and a fixed exercise price. Accordingly, the Class F Callable Warrants were not considered indexed to the Company’s own stock and therefore needed to be accounted for as a derivative. As of February 12, 2011, the expiration date of all of the remaining outstanding Class F Callable Warrants, the Company had not sold any shares of common stock or common stock equivalents that resulted in an adjustment to the exercise price or number of shares of common stock underlying the Class F Callable Warrants. See “Note 8. Warrants.”

The Company engaged an agent to help locate investors in the private placement. The agent was paid a total cash fee of 7% of the aggregate gross proceeds, or $257,250, and received Class F Callable Warrants to purchase 171,500 shares of the Company’s common stock, valued at $642,980 and representing 7% of the total number of shares purchased by the investors. In addition, the agent was reimbursed $6,045 for expenses incurred on behalf of the Company.

At the time of grant, the fair value of the 1,396,500 Class F Callable warrants was $5,236,875, using the Black-Scholes Option Pricing Model with the following weighted average assumptions: dividend yield of 0%, expected volatility of 159.33%, risk-free interest rates of 4.76%, and expected lives of 3 years. The proceeds received pursuant to the 2008 Private Placement allocated to the warrants were $2,337,885.

Restricted Stock Grants

On August 22, 2011, Nakoda Energy, Inc., the Company's wholly-owned subsidiary, entered into two employment agreements with two separate individuals on the same terms and conditions. Contained in each agreement is a provision for the granting of restricted common stock. Upon entrance into the employment agreement each individual will be issued 50,000 restricted shares of New Energy's common stock, which shall vest upon the execution of two project contracts. Additionally, each is to be issued 75,000 restricted shares of New Energy's common stock, which shall vest upon the completion of 12 months of employment and the attainment of sales targets mutually agreed upon. Each grant of restricted common stock is subject to entry into a Restricted Stock purchase Agreement between each individual and New Energy and further subject to New Energy's 2006 incentive stock option plan. If each employee is released without cause before the 12 month vesting term, they will be entitled to a monthly pro rata share of the 75,000 restricted share grant. The Company did not record expense associated with these grants as of August 31, 2011 due to not having executed the Restricted Stock purchase Agreement or the attainment of any sales goals. The total value of the 50,000 share grant (100,000 shares total) was $170,850 ($42,712.50 per quarter) and determined based on the Company's closing share price on the execution date the employment agreements on August 22, 2011 or $2.01 and discounted 15% to $1.7085 due to the lack of liquidity as a result of the restriction that will be placed upon the shares when issued.